Premises and Equipment - Rent Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due	$ 8,000
Rent expense	$ 14,000	$ 7,000